Dividends on ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	May 19, 2022	Jun. 30, 2022	Jun. 30, 2021
Interim dividend
Dividends On Ordinary Shares [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)		£ 0.0080	£ 0.0067
Dividends proposed or declared before financial statements authorised for issue		£ 550	£ 473
Final dividend
Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0133
Total dividends paid	£ 930